Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares		Additional Paid in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Gain (Loss)	Non-Controlling Interests	Total
Balance at Dec. 31, 2021		$ 38		$ 3,462,427	$ 400,454	$ 9,355,122	$ (307,842)	$ 8,915,822	$ 21,826,021
Balance (in Shares) at Dec. 31, 2021	[1]	30,000,000
Net income						4,202,401			4,202,401
Additional Paid-in Capital								672,490	672,490
Allocation to non-controlling interests								1,306,321	1,306,321
Foreign currency translation gain							(2,452,533)		(2,452,533)
Balance at Dec. 31, 2022		$ 38		3,462,427	400,454	13,557,523	(2,760,375)	10,894,633	25,554,700
Balance (in Shares) at Dec. 31, 2022	[1]	30,000,000
Net income						1,820,960			1,820,960
Additional Paid-in Capital								926,982	926,982
Allocation to non-controlling interests								195,140	195,140
Foreign currency translation gain							(1,770,360)		(1,770,360)
Balance at Dec. 31, 2023		$ 38		3,462,427	400,454	15,378,483	(4,530,735)	12,016,755	$ 26,727,422
Balance (in Shares) at Dec. 31, 2023		30,000,000	[1]						30,000,000	[2]
Net income						1,495,514			$ 1,495,514
Allocation to non-controlling interests								15,880	15,880
Foreign currency translation gain							(393,841)		(393,841)
Balance at Dec. 31, 2024		$ 38		$ 3,462,427	$ 400,454	$ 16,873,997	$ (4,924,576)	$ 12,032,635	$ 27,844,975
Balance (in Shares) at Dec. 31, 2024		30,000,000	[1]						30,000,000	[2]

[1]	Giving retroactive effect to the 800 for 1 share split effected and the surrender of a total of 10,000,000 Ordinary Shares on August 12, 2024.
[2]	Giving retroactive effect to the 800 for 1 share split effected and the surrender of a total of 10,000,000 Ordinary Shares on August 12, 2024.